Schedule I - Balance Sheets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 9,599,824	$ 12,493,135	$ 38,692,871
Prepaid expenses and other current assets	2,412,941	2,409,295
Total current assets	75,980,758	70,973,244
Total assets	89,164,526	80,689,350	114,603,853
Current liabilities:
Total current liabilities	72,423,471	54,175,724
Shareholders’ equity
Ordinary shares (118,098,018 and 122,098,018 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	57,006,534	57,001,017
Additional paid-in capital	36,925,874	36,079,122
Accumulated other comprehensive income	6,412,555	6,291,793
Retained deficits	(75,189,077)	(63,926,256)
Total China Finance Online Co. Limited shareholders’ equity	25,155,886	35,445,676
Total liabilities and equity	89,164,526	80,689,350
Parent Company [Member]
Current assets:
Cash and cash equivalents	753,380	2,375,055
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	9,557,835	9,840,733
Prepaid expenses and other current assets	260,303	104,338
Total current assets	10,571,518	12,320,126
Investment in subsidiaries	39,142,555	41,009,649
Total assets	49,714,073	53,329,775
Current liabilities:
Accrued expenses and other current liabilities	9,936,508	4,793,891
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	14,621,679	13,090,208
Total current liabilities	24,558,187	17,884,099
Shareholders’ equity
Ordinary shares (118,098,018 and 122,098,018 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	57,006,534	57,001,017
Additional paid-in capital	36,925,874	36,079,122
Accumulated other comprehensive income	6,412,555	6,291,793
Retained deficits	(75,189,077)	(63,926,256)
Total China Finance Online Co. Limited shareholders’ equity	25,155,886	35,445,676	$ 54,046,682	$ 86,164,684
Total liabilities and equity	$ 49,714,073	$ 53,329,775